FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	-	144,017	-	144,017
U.S. government-sponsored agency mortgage backed securities	-	133,718	-	133,718
States and political subdivisions	-	50,579	-	50,579
Corporate bonds	-	17,404	-	17,404
Total assets at fair value	-	345,718	-	345,718

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$59,001	$-	$59,001
U.S. government-sponsored agency mortgage backed securities	-	176,050	-	176,050
States and political subdivisions	-	59,946	-	59,946
Corporate bonds	-	19,273	-	19,273
Total assets at fair value	$-	$314,270	$-	$314,270

Schedule of financial assets measured at fair value on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis
as of December 31, 2012	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$4,840	$4,840
Other real estate owned	-	-	3,385	3,385

Assets measured at fair value on a nonrecurring basis
as of December 31, 2011	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$13,604	$13,604
Other real estate owned	-	-	8,827	8,827

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements

		Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	at December 31, 2012	Technique(s)	Input	(Weighted Average)
		Market comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$4,840	properties	discount	(7%)
		Market comparable	Marketability	5.0% - 10.0%
Other real estate/assets owned	$3,385	properties	discount	(7%)

Schedule of estimated fair values of the corporation's financial instruments and indicates the level within the fair value hierarchy of the valuation techniques
Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
Carrying		for Identical Assets	Inputs	Inputs
Amount		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$23,443	$23,443	$ -	$ -
Interest-bearing deposits in other banks	31,953	31,953	-	-
Federal funds sold	15,000	15,000	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	345,718	-	345,718	-
Securities held-to-maturity	31,755	-	33,420	-
Loans held for sale	2,456	2,456	-	-
Loans, net	558,350	-	-	572,277
Accrued interest receivable	4,060	-	4,060	-
Financial liabilities
Noninterest bearing deposits	169,136	169,136	-	-
Interest-bearing deposits	763,713	-	766,043	-
Repurchase agreements	17,068	-	17,068	-
Advances from Federal Home Loan Bank	10,100	-	10,215	-
Accrued interest payable	754	-	754	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and due from banks	$17,927	$17,927
Interest-bearing deposits in banks	38,594	38,594
Federal funds sold	16,500	16,500
Securities available-for-sale	314,270	314,270
Securities held-to-maturity	35,214	37,275
Loans, net	508,602	523,847
Accrued interest receivable	4,095	4,095
Financial liabilities
Deposits	856,430	858,775
Federal funds purchased and
securities sold under agreements to repurchase	16,347	16,347
Advances from FHLB	17,100	17,521
Accrued interest payable	878	878
Off-balance sheet credit related instruments
Commitments to extend credit and letters of credit	-	-